Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Other Post-retirement Benefits [Abstract]
Reconciliation of projected benefit obligations, schedule of plan assets and the funded status of defined benefit and other postretirement benefit plans [Table Text Block]

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, January 1	$2,067	$1,093	$1,834	$1,099
Service cost	41	24	40	29
Interest cost	80	51	91	56
Actuarial loss (gain)	87	145	239	(21)
Plan amendments	0	(8)	0	14
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Settlement	0	0	(31)	0
Curtailment	0	(4)	0	(1)
Foreign exchange effects	0	28	0	(31)
Net transfer out (including the effect of
any business combinations/divestitures)	0	0	0	(1)
Benefit obligation, December 31	2,156	1,288	2,067	1,093

Change in plan assets:
Fair value of plan assets, January 1	1,527	554	1,210	550
Actual return on plan assets	182	26	(18)	16
Company contributions	108	72	472	54
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Foreign exchange effects	0	14	0	(15)
Settlement	0	0	(31)	0
Fair value of plan assets, December 31	1,698	625	1,527	554
Funded status of continuing operations,
December 31	$(458)	$(663)	$(540)	$(539)

The following table provides a reconciliation of benefit obligations of our unfunded other postretirement benefit plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$338	$26	$310	$22
Service cost	5	1	4	1
Interest cost	13	1	18	1
Plan amendments	0	0	(1)	0
Curtailment	0	(1)	0	0
Actuarial loss	17	12	27	3
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Participant contributions	8	0	9	0
Foreign exchange effects	0	1	0	(1)
Benefit obligation, end of period	352	39	338	26

Change in plan assets:
Fair value of plan assets, beginning of period	0	0	0	0
Employer contributions	21	1	20	0
Participant contributions	8	0	9	0
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Fair value of plan assets, end of period	0	0	0	0
Funded status, end of period	$(352)	$(39)	$(338)	$(26)

Schedule of amounts recognized in the Consolidated Balance Sheets [Table Text Block]
	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Prepaid benefit cost	$0	$15	$0	$47
Accrued benefit liability, current	0	(48)	0	(22)
Accrued benefit liability, long-term	(458)	(630)	(540)	(564)
Funded status, December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Accrued benefit liability, current	$(21)	$(1)	$(20)	$(1)
Accrued benefit liability, long-term	(331)	(38)	(318)	(25)
Funded status, December 31	$(352)	$(39)	$(338)	$(26)

Schedule of amounts recognized in Accumulated Other Comprehensive Income [Table Text Block]
	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other
comprehensive income:
Actuarial and investment loss (gain)	$431	$106	$433	$(40)
Prior service cost (credit)	0	10	0	21
Balance at December 31	$431	$116	$433	$(19)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Accumulated
other comprehensive income:
Actuarial and investment loss	$61	$11	$46	$0
Prior service cost (credit)	(1)	0	(1)	0
Balance at December 31	$60	$11	$45	$0

Schedule of accumulated benefit obligations for defined benefit plans [Table Text Block]

The following additional information is presented for our U.S. and non-U.S. pension plans as of December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined
benefit plans, December 31	$2,126	$1,172	$2,041	$1,016

Schedule of projected benefit obligations in excess of the fair value of assets [Table Text Block]

Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$2,156	$987	$2,067	$846
Fair value of assets	1,698	309	1,527	259

Schedule of accumulated benefit obligations in excess of the fair value of assets [Table Text Block]

Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$2,125	$779	$2,041	$720
Fair value of assets	1,698	171	1,527	162

Schedule of the components of net periodic costs [TableText Block]

The following table provides the components of net periodic pension costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$44	$40	$29	$14
Interest cost	80	91	62	31
Actual return on plan assets	(182)	18	(95)	(55)
Less – return in excess of (less than)
expected return	63	(123)	35	24
Expected return on plan assets	(119)	(105)	(60)	(31)
Settlement and curtailment loss	0	6	2	0
Prior service cost (benefit) amortization	0	0	0	(4)
Actuarial and investment loss amortization	23	0	0	8
Net periodic benefit cost (benefit)	$28	$32	$33	$18

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$26	$29	$19	$9
Interest cost	51	56	34	17
Actual return on plan assets	(26)	(16)	(23)	(25)
Less – return in excess of (less than) expected
return	(1)	(18)	3	15
Expected return on plan assets	(27)	(34)	(20)	(10)
Settlement and curtailment (gain) loss	(4)	(3)	0	(1)
Prior service cost (benefit) amortization	2	3	0	0
Actuarial and investment (gain) loss
amortization	(1)	0	0	1
Other	0	0	0	1
Net periodic benefit cost (benefit)	$47	$51	$33	$17

The following table provides the components of net periodic other postretirement benefit costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$5	$4	$3	$2
Interest cost	13	18	11	5
Prior service cost (benefit) amortization	0	0	0	(3)
Actuarial loss amortization	1	0	0	0
Net periodic benefit cost	$19	$22	$14	$4

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$1	$1	$0	$0
Interest cost	1	1	1	1
Net periodic benefit cost	$2	$2	$1	$1

Schedule of actual and target allocation of plan assets [Table Text Block]

The actual and target asset allocation for our plans are as follows:

	2012		2011
Millions of dollars	Actual	Target	Actual	Target
Canada
Equity securities	61%	60%	61%	60%
Fixed income	39%	40%	39%	40%
United Kingdom - Lyondell Chemical Plans
Equity securities	47%	50%	48%	50%
Fixed income	53%	50%	52%	50%
United Kingdom - Basell Plans
Equity securities	59%	60%	58%	60%
Fixed income	41%	40%	42%	40%
United States
Equity securities	58%	55%	58%	55%
Fixed income	33%	30%	35%	30%
Alternatives	9%	15%	7%	15%
Netherlands - Lyondell Chemical Plans
Equity securities	- -%	- -%	18%	50%
Fixed income	100%	100%	82%	50%
Netherlands - Basell Plans
Equity securities	7%	18%	10%	18%
Fixed income	93%	82%	90%	82%

Schedule of estimated contributions of the plans in the next fiscal year [Table Text Block]	We estimate the following contributions to our pension plans in 2013:
Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$99	$101
Multi-employer plans	0	8
Total	$99	$109

Schedule of future expected benefit payments [Table Text Block]

As of December 31, 2012, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$128	$76
2014	131	64
2015	138	66
2016	134	63
2017	144	65
2018 through 2022	750	331

As of December 31, 2012, future expected benefit payments by our other postretirement benefit plan, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$21	$1
2014	21	1
2015	22	1
2016	23	1
2017	23	1
2018 through 2022	121	7

Schedule of assumptions used [Table Text Block]

The assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.82%	3.63%	4.07%	4.83%
Rate of compensation increase	4.00%	3.12%	4.00%	3.17%

The assumptions used in determining net benefit costs for our pension plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	4.07%	4.83%	5.18%	4.97%	5.68%	4.82%	5.75%	5.50%
Expected return on plan assets	8.00%	4.84%	8.00%	6.21%	8.00%	6.24%	8.00%	6.52%
Rate of compensation increase	4.00%	3.17%	4.00%	3.27%	4.00%	3.26%	4.00%	3.08%

The following table sets forth the assumed health care cost trend rates at December 31:

			U.S. Plans
			2013	2012
Assumed heath care trend rate:
Immediate trend rate			7.9%	8.2%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)			4.5%	4.5%
Year that the rate reaches the ultimate trend rate			2027	2027

	Non-U.S. Plans
	Canada		France
	2013	2012	2013	2012
Assumed heath care trend rate:
Immediate trend rate	7.5%	8.0%	3.5%	2.0%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)	5.0%	5.0%	0	0
Year that the rate reaches the ultimate trend rate	2018	2018	0	0

The assumptions used in determining the net benefit liabilities for our other postretirement benefit plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.73%	3.80%	3.98%	5.03%
Rate of compensation increase	4.00%	3.00%	4.00%	3.00%

The assumptions used in determining the net benefit costs for our other postretirement benefit plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	3.98%	5.03%	5.00%	5.36%	5.73%	5.22%	5.75%	5.46%
Rate of compensation increase	4.00%	3.00%	4.00%	3.52%	4.00%	3.46%	4.00%	3.58%

Schedule of pension investments measured at fair value [Table Text Block]

The pension investments that are measured at fair value as of December 31, 2012 are summarized below:

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$411	$411	$0	$0
International	119	119	0	0
Fixed income securities
Corporate bonds	133	0	133	0
Mortgage-backed securities	17	0	17	0
Municipal bonds	7	0	7	0
Foreign government issued bonds	5	0	5	0
Asset-backed securities	2	0	2	0
Commingled funds
Domestic equity (a)	109	0	109	0
International equity (a)	380	0	380	0
Fixed income	198	0	198	0
Real estate	59	0	0	59
Hedge funds	73	0	0	73
Private equity	10	0	0	10
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	102	0	102	0
U.S. Treasury securities	68	68	0	0
Cash and cash equivalents	44	44	0	0
John Hancock GACs	6	0	0	6
Metropolitan Life Insurance GIC	15	0	0	15
Total U.S. Pension Assets	$1,759	$642	$954	$163

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stocks	$3	$3	$0	$0
Commingled funds
Domestic equity (a)	31	0	31	0
International equity (a)	128	0	128	0
Fixed income	144	0	144	0
Fixed income securities	308	0	308	0
Cash and cash equivalents	8	8	0	0
Total Non-U.S. Pension Assets	$622	$11	$611	$0

  In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input.  However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.

The pension investments that are measured at fair value as of December 31, 2011 are summarized below:

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$335	$335	$0	$0
International	20	20	0	0
Fixed income securities
Corporate bonds	127	0	127	0
Mortgage-backed securities	15	0	15	0
Municipal bonds	6	0	6	0
Foreign government issued bonds	10	0	10	0
Asset-backed securities	3	0	3	0
Commingled funds
Domestic equity	130	130	0	0
International equity	397	397	0	0
Fixed income	185	0	185	0
Real estate	50	0	0	50
Hedge funds	40	0	0	40
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	42	0	42	0
U.S. Treasury securities	58	58	0	0
Cash and cash equivalents	93	93	0	0
John Hancock GACs	5	0	0	5
Metropolitan Life Insurance GIC	16	0	0	16
Total U.S. Pension Assets	$1,533	$1,033	$389	$111

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stock	$190	$190	$0	$0
Fixed income securities	351	0	351	0
Cash and cash equivalents	13	13	0	0
Total Non-U.S. Pension Assets	$554	$203	$351	$0

Schedule of changes in the fair value of the Level 3 plan assets [Table Text Block]

The following table sets forth a summary of changes in the fair value of the Level 3 plan assets for the years ended December 31, 2012 and 2011:

	U.S. Pension Level 3 Assets
					John
	Real	Hedge	Private	Metropolitan	Hancock
Millions of dollars	Estate	Funds	Equity	Life GIC	GACs	Total
Balance at December 31, 2010	$42	$0	$0	$18	$5	$65
Realized gain	2	0	0	1	0	3
Unrealized gain (loss) related to
investments still held at the
reporting date	6	(1)	0	(3)	0	2
Purchases, sales, and settlements
Purchases	1	41	0	0	0	42
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2011	50	40	0	16	5	111
Realized gain	2	0	0	0	1	3
Unrealized gain (loss) related to
investments still held at the
reporting date	4	0	0	(1)	0	3
Purchases, sales, and settlements
Purchases	4	33	10	0	0	47
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2012	$59	$73	$10	$15	$6	$163

Fair value measurements of investments in certain entities that calculate net asset value per share [Table Text Block]

The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2012 are as follows:

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
U.S.
				daily,
				pending
Commingled fund investing				market
in Domestic Equity	$109	$0	N/A	condition	1 to 3 days	3 to 4 days

				daily,
				pending
Commingled fund investing				market
in International Equity	380	0	N/A	condition	1 to 3 days	3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	198	0	N/A	condition	1 to 3 days	3 to 7 days

				quarterly,
				pending
				market	15 to 25	45 to 90
Real Estate	59	12	10 years	condition	days	days

				monthly,
				pending
				market	10 to 30	20 to 90
Hedge Funds	73	0	N/A	condition	days	days

				quarterly,
				pending
				market
Private Equity	10	60	10 years	condition	N/A	N/A
Total U.S.	$829	$72

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
Non-U.S.
				1 to 7 days,
				pending
Commingled fund investing				market
in Domestic Equity	$31	$0	N/A	condition	1 to 3 days	1 to 3 days

				1 to 7 days,
				pending
Commingled fund investing				market
in International Equity	128	0	N/A	condition	1 to 3 days	1 to 3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	144	0	N/A	condition	1 to 3 days	3 days
Total Non-U.S.	$303	$0

Company contributions relating to Multiemployer plan [Table Text Block]

The following table provides disclosure related to the Company's multi-employer plan:

	Company Contributions
Millions of dollars	2012	2011	2010

Pensionskasse der BASF WaG V.VaG (a)	$8	$7	$7

(a) The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement.  The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees.  To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers.  The Pensionskasse der BASF WaG V.VaG's financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively.  Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.

Schedule of details regarding the pre-tax amount recognized in accumulated other comprehensive income for the period [Table Text Block]

Accumulated Other Comprehensive Income―The following pre-tax amounts were recognized in accumulated other comprehensive income as of and for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
	Actuarial	Prior Service	Actuarial	Prior Service
Millions of dollars	(Gain) Loss	Cost (Credit)	(Gain) Loss	Cost (Credit)
December 31, 2010	$37	$10	$16	$0
Arising during the period	362	12	26	3
Gain due to settlements and
curtailments	(6)	(1)	0	0
December 31, 2011	393	21	42	3
Arising during the period	166	(8)	32	(4)
Amortization	(22)	(3)	(2)	0
December 31, 2012	$537	$10	$72	$(1)

Company contributions to Employee Savings Plans [Table Text Block]

The following table provides the company contributions to the Employee Savings Plans:

	Company Contributions
	2012		2011		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.

Employee Savings Plans	$27	$4	$30	$4	$17	$0